Stock Option (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
4/11/2016 [Member]
Stock Price		$ 0.06
Exercise Price		$ 0.06
Term (expected term for options)		1 year
Volatility		56.49%
Annual Rate of Quarterly Dividends		0.00%
Discount Rate - Bond Equivalent Yield		0.53%
Call Option Value		$ 10,000
Fair Value		$ 13,467
4/11/2016 [Member]
Stock Price		$ 0.06
Exercise Price		$ 0.06
Term (expected term for options)		2 years
Volatility		58.45%
Annual Rate of Quarterly Dividends		0.00%
Discount Rate - Bond Equivalent Yield		0.70%
Call Option Value		$ 20,000
Fair Value		$ 19,523
4/11/2016 [Member]
Stock Price		$ 0.06
Exercise Price		$ 0.06
Term (expected term for options)		3 years
Volatility		97.82%
Annual Rate of Quarterly Dividends		0.00%
Discount Rate - Bond Equivalent Yield		0.85%
Call Option Value		$ 40,000
Fair Value		$ 36,489
11/16/2016 [Member]
Stock Price	$ 0.25
Exercise Price	$ 0.25
Term (expected term for options)	2 years
Volatility	43.12%
Annual Rate of Quarterly Dividends	0.00%
Discount Rate - Bond Equivalent Yield	1.02%
Call Option Value	$ 60,000
Fair Value	$ 30,919
12/18/2016 [Member]
Stock Price	$ 0.21
Exercise Price	$ 0.21
Term (expected term for options)	2 years
Volatility	43.12%
Annual Rate of Quarterly Dividends	0.00%
Discount Rate - Bond Equivalent Yield	1.15%
Call Option Value	$ 50,000
Fair Value	$ 15,646